Trade and other payables	6 Months Ended
Jun. 30, 2024
Trade and other current payables [abstract]
Trade and other payables
16 Trade and other payables
Trade and other payables are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Trade payables	20,780	19,285
Invoices not yet received	15,246	11,962
Accrued employee benefit costs	9,191	8,569
Share-based compensation - Cash settled payable	206	310
Trade Deposits	730	617
Sundry accruals	9,397	7,744
Trade and Other Payables	55,550	48,487
Current	55,425	48,432
Non-current	125	55
Sundry accruals relate principally to IT, consulting and marketing.